Report Of The Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
Dec. 31, 2021
Consensus Upside scenario ECL
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Upside scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Upside scenario ECL | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	9.90%
Consensus Upside scenario ECL | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.00%
House price growth	7.40%
Short-term interest rate	0.70%
Consensus Upside scenario ECL | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	7.30%
Consensus Upside scenario ECL | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	2.70%
House price growth	14.80%
Short-term interest rate	0.40%
Consensus Upside scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	10.30%
Consensus Upside scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	2.70%
House price growth	11.90%
Short-term interest rate	0.60%
Consensus Upside scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	11.80%
Consensus Upside scenario ECL | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.50%
House price growth	8.20%
Short-term interest rate	3.20%
Consensus Upside scenario ECL | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Upside scenario ECL | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	9.10%
Consensus Upside scenario ECL | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.00%
House price growth	16.00%
Short-term interest rate	0.90%
Consensus Upside scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Upside scenario ECL | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	7.00%
Consensus Upside scenario ECL | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	6.60%
House price growth	6.80%
Short-term interest rate	(0.50%)
Consensus Upside scenario ECL | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	10.80%
Consensus Upside scenario ECL | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	2.30%
House price growth	14.40%
Short-term interest rate	0.90%
Consensus Upside scenario ECL | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	7.60%
Consensus Upside scenario ECL | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.30%
House price growth	9.60%
Short-term interest rate	8.70%
Downside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	30.00%
Downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Downside scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	30.00%
Consensus Downside scenario ECL
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Downside scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Consensus Downside scenario ECL | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(0.50%)
Consensus Downside scenario ECL | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.60%
House price growth	(4.20%)
Short-term interest rate	0.20%
Consensus Downside scenario ECL | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Downside scenario ECL | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	0.00%
Consensus Downside scenario ECL | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.60%
House price growth	3.00%
Short-term interest rate	0.30%
Consensus Downside scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(1.00%)
Consensus Downside scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.60%
House price growth	(7.90%)
Short-term interest rate	0.40%
Consensus Downside scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Downside scenario ECL | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	2.30%
Consensus Downside scenario ECL | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.00%
House price growth	(3.70%)
Short-term interest rate	2.90%
Consensus Downside scenario ECL | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Downside scenario ECL | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(0.50%)
Consensus Downside scenario ECL | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	7.30%
House price growth	(2.30%)
Short-term interest rate	0.50%
Consensus Downside scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Consensus Downside scenario ECL | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	0.50%
Consensus Downside scenario ECL | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	9.10%
House price growth	2.00%
Short-term interest rate	(0.50%)
Consensus Downside scenario ECL | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(2.00%)
Consensus Downside scenario ECL | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.30%
House price growth	(6.60%)
Short-term interest rate	0.60%
Consensus Downside scenario ECL | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(0.70%)
Consensus Downside scenario ECL | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.80%
House price growth	2.50%
Short-term interest rate	4.60%
Downside 2 scenario ECL
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Downside 2 scenario ECL | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(4.60%)
Downside 2 scenario ECL | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	7.50%
House price growth	(14.20%)
Short-term interest rate	1.60%
Downside 2 scenario ECL | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside 2 scenario ECL | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(4.60%)
Downside 2 scenario ECL | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	10.60%
House price growth	(6.20%)
Short-term interest rate	1.30%
Downside 2 scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(8.20%)
Downside 2 scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	6.10%
House price growth	(17.70%)
Short-term interest rate	1.30%
Downside 2 scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(4.80%)
Downside 2 scenario ECL | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.40%
House price growth	(24.80%)
Short-term interest rate	4.00%
Downside 2 scenario ECL | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(13.90%)
Downside 2 scenario ECL | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	11.50%
House price growth	(23.80%)
Short-term interest rate	0.50%
Downside 2 scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Downside 2 scenario ECL | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(4.60%)
Downside 2 scenario ECL | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	10.00%
House price growth	(6.00%)
Short-term interest rate	0.40%
Downside 2 scenario ECL | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(12.50%)
Downside 2 scenario ECL | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.70%
House price growth	(16.20%)
Short-term interest rate	1.50%
Downside 2 scenario ECL | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside 2 scenario ECL | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(8.50%)
Downside 2 scenario ECL | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.90%
House price growth	1.00%
Short-term interest rate	9.60%